Stockholder's Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders Equity Note [Abstract]
Schedule of Common Stock Reserved for Future Issuance

At March 31, 2022 and December 31, 2021 common stock reserved for future issuances was as follows:

	March 31,	December 31,
	2022	2021
Common stock issued upon option exercise and RSUs vesting	20,417,412	13,486,708
Conversion of all classes of redeemable convertible preferred stock	—	48,566,655
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	—	1,836,429
Issuances upon exercise of common stock warrants	24,333,365	1,353,062
Earnout shares	23,482,845	—
Total common stock reserved for future issuance	68,233,622	65,242,854

	At December 31,
	2021	2020
Common stock options and RSUs outstanding	5,203,174	5,034,858
Conversion of all classes of redeemable convertible preferred stock	18,736,936	18,446,525
Issuances upon exercise of warrants to purchase Series A-1, upon conversion to common warrants	—	74,784
Issuances upon exercise of warrants to purchase Series A-3, upon conversion to common warrants	—	238,189
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	708,493	708,493
Issuances upon exercise of common stock warrants	522,009	522,009
Total common stock reserved for future issuance	25,170,612	25,024,858